UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-03231

                             SEI LIQUID ASSET TRUST
               (Exact name of registrant as specified in charter)

                                    --------


                               c/o CT Corporation
                                 101 Federal St.
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                           c/o SEI Investments Company
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

                                   COPIES TO:
                             Richard W. Grant, Esq.
                           Morgan, Lewis & Bockius LLP
                               1701 Market Street
                             Philadelphia, PA 19103

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                     DATE OF FISCAL YEAR END: JUNE 30, 2006

                     DATE OF REPORTING PERIOD: JUNE 30, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.


[LOGO OMITTED]
SEI New ways.
    New answers.(R)



--------------------------------------------------------------------------------


SEI LIQUID ASSET TRUST

--------------------------------------------------------------------------------

Annual Report as of June 30, 2006

--------------------------------------------------------------------------------

Prime Obligation Fund



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

TABLE OF CONTENTS




--------------------------------------------------------------------------------

Letter to Shareholders                                                         1
--------------------------------------------------------------------------------
Statement of Net Assets                                                        2
--------------------------------------------------------------------------------
Statement of Operations                                                        4
--------------------------------------------------------------------------------
Statement of Changes in Net Assets                                             5
--------------------------------------------------------------------------------
Financial Highlights                                                           6
--------------------------------------------------------------------------------
Notes to Financial Statements                                                  7
--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm                       10
--------------------------------------------------------------------------------
Trustees and Officers of the Trust                                            11
--------------------------------------------------------------------------------
Disclosure of Fund Expenses                                                   15
--------------------------------------------------------------------------------
Board of Trustees Considerations in Approving the Advisory
and Sub-Advisory Agreements                                                   16
--------------------------------------------------------------------------------
Notice to Shareholders                                                        19
--------------------------------------------------------------------------------




The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period.The Trust's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-DIAL-SEI; and (ii) on the Commission's website at http://www.sec.gov.

SEI LIQUID ASSET TRUST -- JUNE 30, 2006



TO OUR SHAREHOLDERS:

Despite pockets of weakness, the U.S. economy displayed sustained growth and resilience for the fiscal year ended on June 30, 2006. The economy, supported by consumer spending, continued to perform well, even with modest pressures from heightened energy prices. The residential real estate market started to show signs of cooling from its furious pace as interest rates moved higher. The Federal Reserve (the "Fed") remained transparent for the period, continuing the methodical march upward in 25 basis point increments. Event and Leveraged Buyout risk led to volatility within the credit and spread sectors. However, investor confidence continued to remain firm over the course of the fiscal year, fueled by positive economic data and clarity on the Fed policy.

Amid volatility in both the equity and fixed income markets, money market investments have provided stability for investors. Since June 30, 2005, the Fed has raised short rates nine times in nine meetings, bringing the target rate from 3.00% to 5.25% today.

Looking forward, we believe economic conditions will remain positive. While oil prices remain high and the housing market has showed signs of cooling, consumer and business confidence is solid. Long-term inflation remains relatively benign. The current "measured pace" of short rate hikes is less certain over the balance of 2006 and into 2007.



Sincerely,

/s/ Robert A. Nesher

Robert A. Nesher
President


--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Annual Report / June 30, 2006                         1

STATEMENT OF NET ASSETS


PRIME OBLIGATION FUND

June 30, 2006
--------------------------------------------------------------------------------

SECTOR WEIGHTINGS (UNAUDITED)*:

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Commercial Paper                        37.2%
Corporate Obligations                   20.1%
Repurchase Agreements                   19.9%
Certificates of Deposit                 19.3%
Insurance Funding Agreement              3.5%

* Percentage based on total investments.

--------------------------------------------------------------------------------
                                               Face Amount                Value
Description                                  ($ Thousands)        ($ Thousands)
--------------------------------------------------------------------------------
COMMERCIAL PAPER -- 37.3%

FINANCIAL SERVICES (B) -- 35.0%
   Amstel Funding Corporation
           4.530%, 07/11/06                  $       7,000        $       6,991
   Citius I Funding LLC+
           5.296%, 08/08/06                         25,000               24,861
   Concord Minutemen Capital Corporation+
           4.650%, 07/10/06                         25,000               24,972
           5.411%, 11/13/06                         10,000                9,802
   CRC Funding LLC+
           5.044%, 07/21/06                         15,000               14,958
   Cullinan Finance Corporation+
           5.126%, 08/10/06                         10,000                9,944
   Curzon Funding LLC+
           5.063%, 07/24/06                         10,000                9,968
           4.919%, 11/03/06                         12,000               11,802
   Giro Balanced Funding Corporation+
           5.302%, 07/03/06                         35,000               34,990
   Govco Incorporated+
           5.044%, 07/21/06                         20,000               19,945
           5.054%, 07/25/06                          5,000                4,983
   Grampian Funding LLC+
           5.423%, 12/11/06                         15,000               14,641
   Greyhawk Funding LLC+
           5.379%, 12/08/06                         20,000               19,534
   Klio III Funding Corporation+
           5.150%, 08/07/06                         15,000               14,922
   Paradigm Funding LLC+
           5.302%, 07/03/06                         25,000               24,993
   Picaros Funding PLC+
           4.666%, 07/10/06                         15,000               14,983
   Rhineland Funding Capital Corporation+
           5.370%, 09/11/06                          7,000                6,926
   Stanfield Victoria Funding LLC+
           5.393%, 12/12/06                          5,000                4,880
   Sunbelt Funding Corporation+
           5.296%, 07/24/06                         15,000               14,949
   White Pine Finance LLC (A)
           5.173%, 09/01/06                         10,000                9,999
                                                                  --------------
                                                                        299,043
                                                                  --------------

INVESTMENT BANKERS/BROKER DEALERS -- 2.3%
   Lehman Brothers Holdings+
           4.620%, 08/01/06                         20,000               19,923
                                                                  --------------
Total Commercial Paper
   (Cost $318,966) ($ Thousands)                                        318,966
                                                                  --------------

--------------------------------------------------------------------------------
                                               Face Amount                Value
Description                                  ($ Thousands)        ($ Thousands)
--------------------------------------------------------------------------------
CORPORATE OBLIGATIONS (A) -- 20.1%

FINANCIAL SERVICES -- 14.3%
   CC USA Incorporated MTN (B)
           5.184%, 07/17/06                  $      17,500        $      17,500
   Cullinan Finance Corporation MTN,
      Ser 2 (B)
           5.289%, 09/15/06                         20,000               19,999
   Harrier Finance Funding LLC MTN (B)
           5.283%, 07/25/06                         30,000               29,998
   Merrill Lynch & Company MTN, Ser C
           5.587%, 09/22/06                         20,000               20,016
   Whistlejacket Capital LLC MTN (B)
           5.290%, 07/27/06                         10,000               10,000
   White Pine Finance LLC MTN (B)
           5.060%, 07/25/06                         25,000               24,998
                                                                  --------------
                                                                        122,511
                                                                  --------------

INSURANCE -- 2.3%
   ASIF Global Finance XXXI (B)
           5.194%, 08/23/06                         20,000               20,003
                                                                  --------------

INVESTMENT BANKERS/BROKER DEALERS -- 3.5%
   Goldman Sachs Group Incorporated
           5.236%, 07/13/06                         20,000               20,000
   Goldman Sachs Group Incorporated
      MTN, Ser 1
           5.163%, 07/10/06                         10,000               10,008
                                                                  --------------
                                                                         30,008
                                                                  --------------
Total Corporate Obligations
   (Cost $172,522) ($ Thousands)                                        172,522
                                                                  --------------

CERTIFICATES OF DEPOSIT -- 19.3%

BANKS -- 3.9%
   Lasalle Bank NA
           4.070%, 07/26/06                          7,000                7,000
   Standard Federal Bank
           4.140%, 07/24/06                         14,000               14,000
   Wells Fargo Bank NA
           4.790%, 01/18/07                         12,000               12,001
                                                                  --------------
                                                                         33,001
                                                                  --------------

FINANCIAL SERVICES -- 15.4%
   Brahms Funding Corporation+
           5.266%, 07/20/06                         25,000               24,931
   Capital One Bank+
           5.064%, 07/25/06                         10,000                9,967
   East-Fleet Finance LLC (A) (B)
           5.000%, 07/12/06                         10,000                9,999
   Grampian Funding LLC
           4.960%, 07/19/06                         15,000               14,963

--------------------------------------------------------------------------------
2                         SEI Liquid Asset Trust / Annual Report / June 30, 2006

--------------------------------------------------------------------------------
                                               Face Amount                Value
Description                                  ($ Thousands)        ($ Thousands)
--------------------------------------------------------------------------------
   KKR Pacific Funding Trust+
           5.251%, 07/14/06                  $      10,000        $       9,981
   Lexington Parker Capital
      Company LLC (A)
           5.139%, 08/21/06                         15,000               14,999
   Monument Gardens Funding LLC+
           5.125%, 08/03/06                         27,332               27,205
   Morgan Stanley (A)
           5.180%, 07/10/06                         10,000               10,000
   Ormond Quay Funding LLC (A)
           5.207%, 07/18/06                         10,000                9,999
                                                                  --------------
                                                                        132,044
                                                                  --------------
Total Certificates of Deposit
   (Cost $165,045) ($ Thousands)                                        165,045
                                                                  --------------

INSURANCE FUNDING AGREEMENT (A) (C) -- 3.5%

INSURANCE -- 3.5%
   MetLife Funding Agreement
           5.196%, 07/16/06                         30,000               30,000
                                                                  --------------
Total Insurance Funding Agreement
   (Cost $30,000) ($ Thousands)                                          30,000
                                                                  --------------

REPURCHASE AGREEMENTS (D) -- 19.9%
   Deutsche Bank
     5.150%, dated 06/30/06, to be
     repurchased on 07/03/06, repurchase
     price $65,027,896 (collateralized
     by U.S. Government Obligations,
     ranging in par value $28,890,000-
     $40,226,000, 0.000%-5.625%,
     08/18/06-11/23/35; total market
     value $66,300,823)                             65,000               65,000
   Goldman Sachs Group Incorporated
     4.420%, dated 06/30/06, to be
     repurchased on 07/03/06, repurchase
     price $105,170,724 (collateralized
     by a U.S. Government Obligation,
     par value $101,982,000, 6.625%,
     09/15/09; total market
     value $107,235,390)                           105,132              105,132
                                                                  --------------
Total Repurchase Agreements
   (Cost $170,132) ($ Thousands)                                        170,132
                                                                  --------------
Total Investments -- 100.1%
   (Cost $856,665) ($ Thousands)                                        856,665
                                                                  --------------

--------------------------------------------------------------------------------
                                                                          Value
Description                                                       ($ Thousands)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.1)%

Income Distribution Payable                                       $      (3,149)
Administration Fees Payable                                                (234)
Investment Advisory Fees Payable                                            (36)
Trustees' Fees Payable                                                       (1)
Other Assets and Liabilities, Net                                         2,352
                                                                  --------------
Total Other Assets and Liabilities                                       (1,068)
                                                                  --------------
Net Assets -- 100.0%                                              $     855,597
                                                                  ==============

NET ASSETS:

Paid-in-Capital
   (unlimited authorization -- no par value)                      $     855,644
Accumulated net realized loss on investments                                (47)
                                                                  --------------
Net Assets                                                        $     855,597
                                                                  ==============

Net Asset Value, Offering and Redemption
   Price Per Share -- Class A
   ($855,597,382 / 855,644,264 shares)                            $        1.00
                                                                  ==============

+     The rate reported is the effective yield at the time of purchase.

(A) Variable rate instrument. The rate reflected on the Statement of Net Assets is the rate in effect on June 30, 2006. The date shown is the earlier of the reset date or demand date.

(B) Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.

(C) Security considered illiquid. The total value of this security as of June 30, 2006 was $30,000 ($ Thousands) and represented 3.5% of Net Assets.

(D)   Tri-Party Repurchase Agreement

LLC -- Limited Liability Company

MTN -- Medium Term Note

NA -- National Association

PLC -- Public Limited Company

Ser -- Series

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Annual Report / June 30, 2006                         3

STATEMENT OF OPERATIONS ($ THOUSANDS)


For the year ended June 30, 2006
--------------------------------------------------------------------------------
                                                               PRIME OBLIGATION
                                                                           FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                                $      30,987
--------------------------------------------------------------------------------
EXPENSES:
   Administration Fees                                                    3,053
   Shareholder Servicing Fees -- Class A                                  1,817
   Investment Advisory Fees                                                 409
   Trustees' Fees                                                            25
   Printing Fees                                                             95
   Professional Fees                                                         68
   Custodian/Wire Agent Fees                                                 27
   Registration Fees                                                         25
   Insurance Expense                                                         12
   Other Expenses                                                             9
--------------------------------------------------------------------------------
   Total Expenses                                                         5,540
--------------------------------------------------------------------------------
   Less, Waiver of:
      Administration Fees                                                  (526)
      Shareholder Servicing Fees -- Class A                              (1,817)
--------------------------------------------------------------------------------
   Net Expenses                                                           3,197
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                    27,790
--------------------------------------------------------------------------------
   Net Realized Loss on Investments                                          (3)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS                                                $      27,787
--------------------------------------------------------------------------------

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
4                         SEI Liquid Asset Trust / Annual Report / June 30, 2006

STATEMENT OF CHANGES IN NET ASSETS ($ THOUSANDS)


For the years ended June 30,

----------------------------------------------------------------------------------------------
                                                                             PRIME OBLIGATION
                                                                                         FUND
----------------------------------------------------------------------------------------------
                                                                           2006         2005
----------------------------------------------------------------------------------------------
OPERATIONS:
   Net Investment Income                                            $    27,790   $    14,103
   Net Realized Loss on Investments                                          (3)           (4)
----------------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting
      from Operations                                                    27,787        14,099
----------------------------------------------------------------------------------------------
DIVIDENDS FROM:
   Net Investment Income:
      Class A                                                           (27,787)      (14,107)
----------------------------------------------------------------------------------------------
   Total Dividends                                                      (27,787)      (14,107)
----------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS (ALL AT $1.00 PER SHARE):
   Class A:
      Proceeds from Shares Issued                                     5,455,955     6,218,188
      Reinvestment of Dividends                                          22,105        10,919
      Cost of Shares Redeemed                                        (5,321,419)   (6,417,252)
----------------------------------------------------------------------------------------------
   Increase (Decrease) in Net Assets Derived
      from Capital Share Transactions                                   156,641      (188,145)
----------------------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets                                156,641      (188,153)
----------------------------------------------------------------------------------------------
NET ASSETS:
   BEGINNING OF YEAR                                                    698,956       887,109
----------------------------------------------------------------------------------------------
   END OF YEAR                                                      $   855,597   $   698,956
----------------------------------------------------------------------------------------------
   Undistributed Net Investment Income (Distributions
      in Excess of Net Investment Income)                           $        --   $        (3)
----------------------------------------------------------------------------------------------

Amounts designated as "--" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Annual Report / June 30, 2006                         5

FINANCIAL HIGHLIGHTS


For the years ended June 30,
For a share outstanding throughout each year

----------------------------------------------------------------------------------------------------------

                                              Net Realized
                                                       and
                       Net Asset                Unrealized       Total   Dividends
                          Value,         Net         Gains        from    from Net              Net Asset
                       Beginning  Investment            on  Investment  Investment      Total  Value, End
                         of Year      Income    Securities  Operations      Income  Dividends     of Year
----------------------------------------------------------------------------------------------------------
PRIME OBLIGATION FUND
   CLASS A:
   2006                   $ 1.00      $ 0.04          $ --      $ 0.04     $ (0.04)   $ (0.04)     $ 1.00
   2005                     1.00        0.02            --        0.02       (0.02)     (0.02)       1.00
   2004                     1.00        0.01            --        0.01       (0.01)     (0.01)       1.00
   2003                     1.00        0.01            --        0.01       (0.01)     (0.01)       1.00
   2002                     1.00        0.02            --        0.02       (0.02)     (0.02)       1.00

------------------------------------------------------------------------------------

                                                                           Ratio of
                                                           Ratio of Net    Expenses
                                                 Ratio of    Investment  to Average
                                   Net Assets    Expenses        Income  Net Assets
                         Total    End of Year  to Average    to Average  (Excluding
                       Return+  ($ Thousands)  Net Assets    Net Assets    Waivers)
------------------------------------------------------------------------------------
PRIME OBLIGATION FUND
   CLASS A:
   2006                   3.88%    $  855,597        0.44%         3.82%       0.76%
   2005                   1.81        698,956        0.44          1.77        0.77
   2004                   0.68        887,109        0.44          0.68        0.77
   2003                   1.12      1,050,594        0.44          1.11        0.76
   2002                   2.08      1,026,880        0.44          2.05        0.75

+ Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Amounts designated as "--" are $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.




--------------------------------------------------------------------------------
6                         SEI Liquid Asset Trust / Annual Report / June 30, 2006

NOTES TO FINANCIAL STATEMENTS

June 30, 2006

1. ORGANIZATION

SEI Liquid Asset Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated July 20, 1981.

The Trust is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company with one fund: the Prime Obligation Fund (the "Fund"). The Trust is registered to offer Class A shares of the Fund. A description of the Fund's investment objectives, policies, and strategies are provided in the prospectus.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust.

USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity.

REPURCHASE AGREEMENTS -- The Fund invests in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank. Provisions of the agreements and the Trust's policies ensure that the market value of the collateral, including accrued interest thereon, is sufficient to cover interest and principal in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund. Expenses of the Trust which are not directly associated to a specific Fund are allocated on the basis of relative net assets.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Costs used in determining realized gains and losses on the sale of investment securities are on the basis of specific identification. Interest income is recognized using the accrual basis of accounting.

All amortization is calculated using the straight line method over the holding period of the security. Amortization of premiums and accretion of discounts are included in interest income.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared on a daily basis and are payable on the first business day of the following month. Any net realized capital gains of the Fund are distributed to the shareholders of the Fund annually.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

ADMINISTRATION AND TRANSFER AGENCY AGREEMENT -- SEI Investments Global Funds Services (formerly SEI Investments Fund Management) (the "Administrator") provides administrative services to the Trust for an annual fee, which is calculated daily and paid monthly, of .42% of the average daily net assets of the Fund.

The Administrator has contractually agreed to waive fees and to reimburse expenses, through June 30, 2007, in order to keep total operating expenses, net of SEI Investments Management Corporation ("SIMC") and SEI Investments Distribution Co.'s (the "Distributor") fee waivers, from exceeding ..44% of the average daily net assets of the Fund. The Distributor is a wholly-owned and operated subsidiary of SEI Investments Company and a registered broker-dealer.

DISTRIBUTION AGREEMENT -- The Distributor acts as the distributor of the shares of the Trust under a Distribution Agreement. The Trust has adopted a shareholder servicing plan for its Class A shares (the "Class A Plan") pursuant to which a shareholder servicing fee of up to .25% of the average daily net assets attributable to Class A shares will be paid to the Distributor. Under the Class A Plan the Distributor may perform, or may compensate other service providers for performing, certain shareholder and administrative services. The Distributor has waived, on a voluntary basis, all of its shareholder servicing fee.

Under the Class A Plan, the Distributor may retain as a profit any difference between the fee it receives and the amount it pays to third parties.


--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Annual Report / June 30, 2006                         7

NOTES TO FINANCIAL STATEMENTS (Concluded)


Certain officers and/or trustees of the Trust are also officers and/or directors of the Administrator or SIMC. Compensation of officers and affiliated trustees of the Trust is paid by the Administrator and/or SIMC.

Wachovia Bank, N.A. which is a Trust shareholder, acts as custodian and wire agent for the Trust.

4. INVESTMENT ADVISORY AGREEMENT

SIMC serves as the Fund's investment adviser and "manager of managers" under an investment advisory agreement. For its services, SIMC receives an annual fee equal to .075% of the Trust's average daily net assets up to $500 million and ..02% of such net assets in excess of $500 million.

Columbia Management Advisors, LLC ("Columbia"), serves as the Fund's investment sub-adviser under an investment sub-advisory agreement. Columbia is paid by SIMC. SIMC compensates Columbia out of the fee it receives from the Fund.

5. FEDERAL INCOME TAXES

It is the Fund's intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income. Accordingly, no provision for Federal income taxes is required. The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for the reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends paid to Class A shareholders during the years ended June 30, 2006 and June 30, 2005 were as follows ($ Thousands):
--------------------------------------------------------------------------------
                                                          Ordinary Income
--------------------------------------------------------------------------------
           2006                                              $  27,787

           2005                                                 14,107

As of June 30, 2006, the components of accumulated losses on a tax basis were as follows ($ Thousands):
--------------------------------------------------------------------------------
                                                                          Prime
                                                                     Obligation
                                                                           Fund
--------------------------------------------------------------------------------
Capital Loss Carryforwards:

                     Expiring in 2011                                  $    (39)

                     Expiring in 2013                                        (3)

                     Expiring in 2014                                        (1)

Undistributed Ordinary Income                                             3,149

Post-October Losses                                                          (4)

Other Temporary Differences                                              (3,149)
                                                                       --------
             Total Accumulated Losses                                  $    (47)
                                                                       ========

Post-October losses represent losses realized on investment transactions from November 1, 2005 through June 30, 2006, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year. For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future capital gains.

The cost basis of securities for Federal income tax purposes is equal to the cost basis used for financial reporting purposes.




--------------------------------------------------------------------------------
8                         SEI Liquid Asset Trust / Annual Report / June 30, 2006

6. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation 48 (FIN 48), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of June 30, 2006, the Fund does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

7. CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Unaudited)

The Board of Trustees (the "Board") has selected KPMG LLP ("KPMG") to serve as the Trust's independent registered public accounting firm for the Trust's fiscal year ended June 30, 2006. The decision to select KPMG was recommended by the Audit Committee and was approved by the Board on September 21, 2005. During the Trust's fiscal years ended June 30, 2005 and June 30, 2004, neither the Trust, its portfolios nor anyone on their behalf has consulted with KPMG on items which
(i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Trust's financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(iv) of said Item 304).

The selection of KPMG does not reflect any disagreements with or dissatisfaction by the Trust or the Board with the performance of the Trust's prior auditor. The decision to dismiss PricewaterhouseCoopers LLP ("PwC"), the Trust's previous independent registered public accounting firm and to select KPMG was recommended by the Trust's Audit Committee and approved by the Board. PwC's report on the Trust's financial statements for the fiscal years ended June 30, 2005 and June 30, 2004 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Trust's fiscal years ended June 30, 2005 and June 30, 2004, and through September 21, 2005, (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Trust's financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item302(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.




--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Annual Report / June 30, 2006                         9

SEI LIQUID ASSET TRUST -- JUNE 30, 2006



REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Board of Directors and Shareholders of SEI Liquid Asset Trust:

We have audited the accompanying statement of net assets of SEI Liquid Asset Trust, as of June 30, 2006, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets for the year ended June 30, 2005 and the financial highlights for each of the years in the four-year period ended June 30, 2005, were audited by other auditors. Those auditors expressed an unqualified opinion on that statement of changes in net assets and financial highlights in their report dated August 19, 2005.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of SEI Liquid Asset Trust as of June 30, 2006, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with U.S. generally accepted accounting principles.


                                  /s/ KPMG LLP


Philadelphia, Pennsylvania
August 21, 2006



--------------------------------------------------------------------------------
10                        SEI Liquid Asset Trust / Annual Report / June 30, 2006

TRUSTEES AND OFFICERS OF THE TRUST (Unaudited)



The following information is current as of August 21, 2006.

Set forth below are the names, addresses, ages, position with the Trust, Term of Office and Length of Time Served, the principal occupations for the last five years, number of portfolios in fund complex overseen by trustee, and other directorships outside the fund complex of each of the persons currently serving as Trustees and Officers of the Trust. The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-342-5734.

------------------------------------------------------------------------------------------------------------------------------------
                                        TERM OF                                        NUMBER OF
                                        OFFICE                                         PORTFOLIOS
                                          AND                   PRINCIPAL               IN FUND
        NAME            POSITION(S)    LENGTH OF              OCCUPATION(S)             COMPLEX          OTHER DIRECTORSHIPS
      ADDRESS,           HELD WITH       TIME                  DURING PAST              OVERSEEN               HELD BY
      AND AGE             TRUSTS       SERVED 1                FIVE YEARS             BY TRUSTEE 2             TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-------------------
Robert A. Nesher         Chairman      since 1982    Currently performs various            73        Trustee of The Advisors' Inner
One Freedom               of the                     services on behalf of SEI for                   Circle Fund, The Advisors'
Valley Drive,            Board of                    which Mr. Nesher is compensated.                Inner Circle Fund II, Bishop
Oaks, PA 19456           Trustees*                                                                   Street Funds, Director of
60 yrs. old                                                                                          SEI Global Master Fund, plc,
                                                                                                     SEI Global Assets Fund, plc,
                                                                                                     SEI Global Investments Fund,
                                                                                                     plc, SEI Investments Global,
                                                                                                     Limited, SEI Investments --
                                                                                                     Global Fund Services, Limited,
                                                                                                     SEI Investments (Europe),
                                                                                                     Limited, SEI Investments --
                                                                                                     Unit Trust Management (UK),
                                                                                                     Limited, SEI Global Nominee
                                                                                                     Ltd., SEI Opportunity Master
                                                                                                     Fund, L.P., SEI Opportunity
                                                                                                     Fund, L.P. and SEI Multi-
                                                                                                     Strategy Funds plc.
------------------------------------------------------------------------------------------------------------------------------------
William M. Doran         Trustee*      since 1982    Self-employed consultant since        73        Trustee of The Advisors' Inner
1701 Market Street                                   2003. Partner, Morgan, Lewis &                  Circle Fund, The Advisors'
Philadelphia, PA                                     Bockius LLP (law firm) from                     Inner Circle Fund II, Director
19103                                                1976 to 2003, counsel to the                    of SEI since 1974. Director
66 yrs. old                                          Trust, SEI, SIMC, the                           of the Distributor since 2003.
                                                     Administrator and the                           Director of SEI Investments --
                                                     Distributor. Secretary of SEI                   Global Fund Services, Limited,
                                                     since 1978.                                     SEI Investments Global,
                                                                                                     Limited, SEI Investments
                                                                                                     (Europe), Limited, SEI
                                                                                                     Investments (Asia), Limited
                                                                                                     and SEI Asset Korea Co., Ltd.
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES
--------
F. Wendell Gooch          Trustee      since 1982    Retired                               73        Trustee of STI Classic Funds
One Freedom                                                                                          and STI Classic Variable Trust.
Valley Drive,
Oaks, PA 19456
73 yrs. old
------------------------------------------------------------------------------------------------------------------------------------
James M. Storey           Trustee      since 1995    Attorney, sole practitioner           73        Trustee of The Advisors' Inner
One Freedom                                          since 1994. Partner, Dechert                    Circle Fund, The Advisors'
Valley Drive,                                        Price & Rhoads, September 1987-                 Inner Circle Fund II,
Oaks, PA 19456                                       December 1993.                                  Massachusetts Health and
75 yrs. old                                                                                          Education Tax-Exempt Trust,
                                                                                                     and U.S. Charitable Gift Trust.
------------------------------------------------------------------------------------------------------------------------------------

*MESSRS. NESHER AND DORAN ARE TRUSTEES WHO MAY BE DEEMED AS "INTERESTED" PERSONS
 OF THE TRUST AS THAT TERM IS DEFINED IN THE 1940 ACT BY VIRTUE OF THEIR AFFILIATION WITH SIMC AND THE TRUST'S DISTRIBUTOR.
1EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE
 ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
2THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION TRUST, SEI
 DAILY INCOME TRUST, SEI INDEX FUNDS, SEI INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST AND SEI TAX EXEMPT TRUST.



--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Annual Report / June 30, 2006                        11

------------------------------------------------------------------------------------------------------------------------------------
                                        TERM OF                                        NUMBER OF
                                        OFFICE                                         PORTFOLIOS
                                          AND                   PRINCIPAL               IN FUND
        NAME            POSITION(S)    LENGTH OF              OCCUPATION(S)             COMPLEX          OTHER DIRECTORSHIPS
      ADDRESS,           HELD WITH       TIME                  DURING PAST              OVERSEEN               HELD BY
      AND AGE             TRUSTS       SERVED 1                FIVE YEARS             BY TRUSTEE 2             TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
TRUSTEES (CONTINUED)
--------------------
George J. Sullivan, Jr.   Trustee     since 1996     Self-Employed Consultant,             73        Trustee of The Advisors' Inner
One Freedom                                          Newfound Consultants Inc.                       Circle Fund, The Advisors'
Valley Drive                                         since April 1997.                               Inner Circle Fund II, State
Oaks, PA 19456                                                                                       Street Navigator Securities
63 yrs. old                                                                                          Lending Trust, SEI Opportunity
                                                                                                     Master Fund, L.P., and SEI
                                                                                                     Opportunity Fund, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Rosemarie B. Greco        Trustee     since 1999     Director, Governor's Office           73        Director, Sonoco, Inc.;
One Freedom`                                         of Health Care Reform,                          Director, Exelon Corporation;
Valley Drive                                         Commonwealth of Pennsylvania                    Trustee, Pennsylvania Real
Oaks, PA 19456                                       since 2003. Founder and                         Estate Investment Trust.
60 yrs. old                                          Principal, Grecoventures Ltd.
                                                     from 1999 to 2002.
------------------------------------------------------------------------------------------------------------------------------------
Nina Lesavoy              Trustee     since 2003     Managing Partner, Cue Capital         73        Director of SEI Opportunity
One Freedom                                          since March 2002, Managing                      Master Fund, L.P., and SEI
Valley Drive,                                        Partner and Head of Sales,                      Opportunity Fund, L.P.
Oaks, PA 19456                                       Investorforce, March 2000-
49 yrs. old                                          December 2001; Global Partner
                                                     working for the CEO, Invesco
                                                     Capital, January 1998-January
                                                     2000. Head of Sales and Client
                                                     Services, Chancellor Capital
                                                     and later LGT Asset Management,
                                                     1986-2000.
------------------------------------------------------------------------------------------------------------------------------------
James M. Williams         Trustee     since 2004     Vice President and Chief              73        Trustee/Director of Ariel
One Freedom                                          Investment Officer, J. Paul                     Mutual Funds, SEI Opportunity
Valley Drive,                                        Getty Trust, Non-Profit                         Master Fund, L.P., and SEI
Oaks, PA 19456                                       Foundation for Visual Arts,                     Opportunity Fund, L.P.
59 yrs. old                                          since December 2002.
                                                     President, Harbor Capital
                                                     Advisors and Harbor Mutual
                                                     Funds, 2000-2002. Manager,
                                                     Pension Asset Management, Ford
                                                     Motor Company, 1997-1999.
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
Robert A. Nesher         President    since 2005     Currently performs various           N/A                       N/A
One Freedom                & CEO                     services on behalf of SEI for
Valley Drive,                                        which Mr. Nesher is
Oaks, PA 19456                                       compensated.
60 yrs. old
------------------------------------------------------------------------------------------------------------------------------------
Stephen F. Panner       Controller    since 2005     Fund Accounting Director of          N/A                       N/A
One Freedom              and Chief                   the Administrator since 2005.
Valley Drive,            Financial                   Fund Administration Manager,
Oaks, PA 19456            Officer                    Old Mutual Fund Services,
36 yrs. old                                          2000-2005. Chief Financial
                                                     Officer, Controller and
                                                     Treasurer, PBHG Funds and PBHG
                                                     Insurance Series Fund,
                                                     2004-2005. Assistant
                                                     Treasurer, PBHG Funds and PBHG
                                                     Insurance Series Fund,
                                                     2000-2004. Assistant
                                                     Treasurer, Old Mutual Advisors
                                                     Fund, 2004-2005.
------------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
12                        SEI Liquid Asset Trust / Annual Report / June 30, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                        TERM OF                                         NUMBER OF
                                        OFFICE                                         PORTFOLIOS
                                          AND                   PRINCIPAL                IN FUND
        NAME            POSITION(S)    LENGTH OF              OCCUPATION(S)              COMPLEX         OTHER DIRECTORSHIPS
      ADDRESS,           HELD WITH       TIME                  DURING PAST              OVERSEEN               HELD BY
       AND AGE            TRUSTS       SERVED 1                FIVE YEARS              BY TRUSTEE 2            TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
Russell Emery              Chief      since 2006     Chief Compliance Officer of           N/A                   N/A
One Freedom`             Compliance                  SEI Opportunity Master Fund,
Valley Drive               Officer                   L.P., SEI Opportunity Fund,
Oaks, PA 19456                                       L.P., Bishop Street Funds, SEI
43 yrs. old                                          Institutional Managed Trust,
                                                     SEI Asset Allocation Trust,
                                                     SEI Institutional International
                                                     Trust, SEI Index Funds, SEI
                                                     Liquid Asset Trust, SEI Daily
                                                     Income Trust, SEI Tax Exempt
                                                     Trust, SEI Institutional
                                                     Investments Trust, The
                                                     Advisors' Inner Circle Fund
                                                     and the Advisors' Inner Circle
                                                     Fund II, since March 2006.
                                                     Director of Investment Product
                                                     Management and Development
                                                     of SIMC, February 2003-March
                                                     2006. Senior Investment
                                                     Analyst--Equity Team of SEI,
                                                     March 2000-February 2003.
------------------------------------------------------------------------------------------------------------------------------------
Timothy D. Barto           Vice       since 2002     General Counsel, Vice President       N/A                   N/A
One Freedom              President                   and Secretary of SIMC and the
Valley Drive                and                      Administrator since 2004. Vice
Oaks, PA 19456           Secretary                   President and Assistant
38 yrs. old                                          Secretary  of SEI since 2001.
                                                     Vice President of SIMC and the
                                                     Administrator since 1999.
                                                     Assistant Secretary of SIMC,
                                                     the Administrator and the
                                                     Distributor and Vice President
                                                     of the Distributor, 1999-2003.
------------------------------------------------------------------------------------------------------------------------------------
Sofia A. Rosala            Vice       since 2004     Vice President and Assistant          N/A                   N/A
One Freedom              President                   Secretary of SIMC and the
Valley Drive                and                      Administrator since 2005.
Oaks, PA 19456           Assistant                   Compliance Officer of SEI,
32 yrs. old              Secretary                   September 2001-2004. Account
                                                     and Product Consultant, SEI
                                                     Private Trust Company,
                                                     1998-2001.
------------------------------------------------------------------------------------------------------------------------------------
Philip T. Masterson        Vice       since 2004     Vice President and Assistant          N/A                   N/A
One Freedom              President                   Secretary of SIMC since 2005.
Valley Drive                and                      General Counsel, Citco Mutual
Oaks, PA 19456           Assistant                   Fund Services, 2003-2004. Vice
42 yrs. old              Secretary                   President and Associate
                                                     Counsel, OppenheimerFunds,
                                                     2001-2003. Vice President and
                                                     Assistant Counsel, Oppenheimer
                                                     Funds, 1997-2001.
------------------------------------------------------------------------------------------------------------------------------------
James Ndiaye               Vice       since 2005     Vice President and Assistant          N/A                   N/A
One Freedom              President                   Secretary of SIMC since 2005.
Valley Drive                and                      Vice President, Deutsche Asset
Oaks, PA 19456           Assistant                   Management (2003-2004).
37 yrs. old              Secretary                   Associate, Morgan, Lewis &
                                                     Bockius LLP (2000-2003).
                                                     Assistant Vice President, ING
                                                     Variable Annuities Group
                                                     (1999-2000).
------------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Annual Report / June 30, 2006                        13

TRUSTEES AND OFFICERS OF THE TRUST  (Unaudited) (Concluded)



------------------------------------------------------------------------------------------------------------------------------------
                                        TERM OF                                         NUMBER OF
                                        OFFICE                                         PORTFOLIOS
                                          AND                   PRINCIPAL                IN FUND
        NAME            POSITION(S)    LENGTH OF              OCCUPATION(S)              COMPLEX         OTHER DIRECTORSHIPS
      ADDRESS,           HELD WITH       TIME                  DURING PAST              OVERSEEN               HELD BY
      AND AGE             TRUSTS       SERVED 1                FIVE YEARS             BY TRUSTEE 2             TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS (CONTINUED)
--------------------
Michael T. Pang            Vice       since 2005     Vice President and Assistant         N/A                      N/A
One Freedom              President                   Secretary of SIMC since 2005.
Valley Drive                and                      Counsel, Caledonian Bank &
Oaks, PA 19456           Assistant                   Trust's Mutual Funds Group
34 yrs. old              Secretary                   (2004). Counsel, Permal Asset
                                                     Management (2001-2004).
                                                     Associate, Schulte, Roth &
                                                     Zabel's Investment Management
                                                     Group (2000-2001). Staff
                                                     Attorney, U.S. SEC's Division
                                                     of Enforcement, Northeast
                                                     Regional Office (1997-2000).
------------------------------------------------------------------------------------------------------------------------------------
John J. McCue              Vice       since 2004     Director of Portfolio                N/A                      N/A
One Freedom              President                   Implementations for SIMC since
Valley Drive                                         1995. Managing Director of
Oaks, PA 19456                                       Money Market Investments for
43 yrs. old                                          SIMC since 2003.
------------------------------------------------------------------------------------------------------------------------------------
Nicole Welch            Anti-Money    since 2005     Assistant Vice President and         N/A                      N/A
One Freedom             Laundering                   Anti-Money Laundering
Valley Drive            Compliance                   Compliance Coordinator of SEI
Oaks, PA 19456            Officer                    since 2005. Compliance
28 yrs. old                                          Analyst, TD Waterhouse (2004).
                                                     Senior Compliance Analyst, UBS
                                                     Financial Services
                                                     (2002-2004). Knowledge
                                                     Management Analyst,
                                                     PriceWaterhouseCoopers
                                                     Consulting (2000-2002).
------------------------------------------------------------------------------------------------------------------------------------

1EACH TRUSTEE SHALL HOLD OFFICE DURING THE LIFETIME OF THIS TRUST UNTIL THE
 ELECTION AND QUALIFICATION OF HIS OR HER SUCCESSOR, OR UNTIL HE OR SHE SOONER DIES, RESIGNS OR IS REMOVED IN ACCORDANCE WITH THE TRUST'S DECLARATION OF TRUST.
2THE FUND COMPLEX INCLUDES THE FOLLOWING TRUSTS: SEI ASSET ALLOCATION TRUST, SEI
 DAILY INCOME TRUST, SEI INDEX FUNDS, SEI INSTITUTIONAL INVESTMENTS TRUST, SEI INSTITUTIONAL INTERNATIONAL TRUST, SEI INSTITUTIONAL MANAGED TRUST, SEI LIQUID ASSET TRUST AND SEI TAX EXEMPT TRUST.




--------------------------------------------------------------------------------
14                        SEI Liquid Asset Trust / Annual Report / June 30, 2006

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio. The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your Fund's costs in two ways:

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

--------------------------------------------------------------------------------

                                 BEGINNING   ENDING                EXPENSES
                                  ACCOUNT    ACCOUNT   ANNUALIZED    PAID
                                   VALUE      VALUE     EXPENSE     DURING
                                  1/1/06     6/30/06     RATIOS     PERIOD*
     -----------------------------------------------------------------------
     PRIME OBLIGATION FUND -- CLASS A
     -----------------------------------------------------------------------
     ACTUAL FUND RETURN         $1,000.00   $1,021.50     0.44%    $ 2.21

     HYPOTHETICAL 5% RETURN      1,000.00    1,022.61     0.44       2.21

     *Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period shown).




--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Annual Report / June 30, 2006                        15

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited)


The SEI Liquid Asset Trust (the "Trust") and SEI Investments Management Corporation ("SIMC") have entered into an investment advisory agreement (the "Advisory Agreement"). Pursuant to the Advisory Agreement, SIMC oversees the investment advisory services provided to the single series of the Trust (the "Fund") and may manage the cash portion of the Fund's assets. Pursuant to a separate sub-advisory agreement (the "Sub-Advisory Agreement" and, together with the Advisory Agreement, the "Investment Advisory Agreements") with SIMC, and under the supervision of SIMC and the Trust's Board of Trustees (the "Board"), the Sub-Adviser is responsible for the day-to-day investment management of all or a discrete portion of the assets of the Fund. The Sub-Adviser also is responsible for managing its employees who provide services to this Fund. The Sub-Adviser is selected based primarily on the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Adviser's skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the "1940 Act") requires that the initial approval of, as well as the continuation of, the Fund's Investment Advisory Agreements must be specifically approved: (i) by the vote of the Board of Trustees or by a vote of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or "interested persons" of any party (the "Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval. In connection with their consideration of such approvals, the Fund's Trustees must request and evaluate, and SIMC and the Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission ("SEC") takes the position that, as part of their fiduciary duties with respect to a mutual fund's fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve an Investment Advisory Agreement.

Consistent with these responsibilities, the Trust's Board of Trustees calls and holds meetings each year that are dedicated to considering whether to renew the Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Adviser with respect to the Fund of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Adviser, including information about SIMC's and the Sub-Adviser's affiliates, personnel and operations. The Board also receives extensive data provided by third parties. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from Fund counsel and independent counsel to the Independent Trustees regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Trust's Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Adviser.

Specifically, the Board requested and received written materials from SIMC and the Sub-Adviser regarding: (a) the quality of SIMC's and the Sub-Adviser's investment management and other services; (b) SIMC's and the Sub-Adviser's investment management personnel; (c) SIMC's and the Sub-Adviser's operations and financial condition; (d) SIMC's and the Sub-Adviser's brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that SIMC and the Sub-Adviser charge the Fund compared with the fees each charge to comparable mutual funds; (f) the Fund's overall fees and operating expenses compared with similar mutual funds; (g) the level of SIMC's and the Sub-Adviser's profitability from its Fund-related operations; (h) SIMC's and the Sub-Adviser's compliance systems; (i) SIMC's and the Sub-Adviser's policies on and compliance procedures for personal securities transactions; (j) SIMC's and the Sub-Adviser's reputation, expertise and resources in domestic and/or international financial markets; and (k) the Fund's performance compared with similar mutual funds.



--------------------------------------------------------------------------------
16                        SEI Liquid Asset Trust / Annual Report / June 30, 2006

At the March 9, 2006 meeting of the Board of Trustees, the Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreements and approved the selection of SIMC and the Sub-Adviser to act in their respective capacities for the Fund. The Board's approval was based on its consideration and evaluation of a variety of specific factors discussed at the meeting and at prior meetings, including:

o the nature, extent and quality of the services provided to the Fund under the Investment Advisory Agreements, including the resources of SIMC and the Sub-Adviser and their affiliates dedicated to the Fund;

o the Fund's investment performance and how it compared to that of other comparable mutual funds;

o the Fund's expenses under each Investment Advisory Agreement and how those expenses compared to those of other comparable mutual funds;

o the profitability of SIMC and the Sub-Adviser and their affiliates with respect to the Fund, including both direct and indirect benefits accruing to SIMC and the Sub-Adviser and their affiliates; and

o the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Investment Advisory Agreements reflect those economies of scale for the benefit of Fund investors.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board of Trustees considered the nature, extent and quality of the services provided by SIMC and the Sub-Adviser to the Fund and the resources of SIMC and the Sub-Adviser and their affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, SIMC's and the Sub-Adviser's personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Adviser to the Fund and the resources of SIMC and the Sub-Adviser and their affiliates dedicated to the Fund supported renewal of the Investment Advisory Agreements.

FUND PERFORMANCE. The Board of Trustees considered Fund performance in determining whether to renew the Investment Advisory Agreements. Specifically, the Trustees considered the Fund's performance relative to its peer group and appropriate indices/benchmarks, in light of total return, yield and market trends. As part of this review, the Trustees considered the composition of the peer group and selection criteria. In evaluating performance, the Trustees considered both market risk and shareholder risk expectations for the Fund. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Fund supported renewal of the Investment Advisory Agreements.

FUND EXPENSES. With respect to the Fund's expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Fund's net operating expense ratio in comparison to those of other comparable mutual funds. The Trustees also considered information about average expense ratios of comparable mutual funds in the Fund's respective peer group. Finally, the Trustees considered the effects of SIMC's voluntary waiver of management and other fees and the Sub-Adviser's fees to prevent total Fund expenses from exceeding a specified cap and that SIMC and the Sub-Adviser, through waivers, have maintained the Fund's net operating expenses at competitive levels for their respective distribution channels. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Fund are reasonable and supported renewal of the Investment Advisory Agreements.




--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Annual Report / June 30, 2006                        17

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (Unaudited) (Concluded)


PROFITABILITY. With regard to profitability, the Trustees considered all compensation flowing to SIMC and the Sub-Adviser and their affiliates, directly or indirectly. The Trustees considered whether the varied levels of compensation and profitability under the Investment Advisory Agreements and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by SIMC and the Sub-Adviser and their affiliates. When considering the profitability of the Sub-Adviser, the Board took into account the fact that the Sub-Adviser is compensated by SIMC, and not by the Fund directly, and such compensation with respect to any Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of SIMC and the Sub-Adviser is reasonable and supported renewal of the Investment Advisory Agreements.

ECONOMIES OF SCALE. The Trustees considered the existence of any economies of scale and whether those were passed along to the Fund's shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the Fund obtains reasonable benefit from economies of scale.

Based on the Trustees' deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously approved the continuation of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of their deliberations, the Trustees did not identify any particular information that was all-important or controlling.




--------------------------------------------------------------------------------
18                        SEI Liquid Asset Trust / Annual Report / June 30, 2006

NOTICE TO SHAREHOLDERS (Unaudited)


For shareholders that do not have a June 30, 2006 taxable year end, this notice is for informational purposes only. For shareholders with a June 30, 2006 taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended June 30, 2006, the Funds are designating long term and qualifying dividend income with regard to distributions paid during the year as follows:

                                                                                         (C)
                                  (A)               (B)                               DIVIDENDS
                               LONG TERM         ORDINARY                             QUALIFYING
                             CAPITAL GAINS        INCOME             TOTAL          FOR CORPORATE
                             DISTRIBUTIONS     DISTRIBUTIONS     DISTRIBUTIONS      DIVIDENDS REC.
FUND                          (TAX BASIS)       (TAX BASIS)       (TAX BASIS)        DEDUCTION(1)
Treasury Securities Fund*         0%               100%              100%                 0%

Prime Obligation Fund             0%               100%              100%                 0%

                                  (D)                                                 QUALIFIED
                              QUALIFYING            (E)            QUALIFIED          SHORT-TERM
                               DIVIDEND       U.S. GOVERNMENT      INTEREST            CAPITAL
FUND                           INCOME(2)        INTEREST(3)        INCOME(4)           GAIN(5)
Treasury Securities Fund*         0%                11%               91%                 0%

Prime Obligation Fund             0%                 0%               94%                 0%

*   The Treasury Securities Fund closed on June 28, 2006.
(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.
(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.
(3) "U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of "Total Ordinary Income Distributions." Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the SEI Liquid Asset Trust Prime Obligation Fund who are residents of California, Connecticut or New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.
(4) The percentage in this column represents the amount of "Qualifying Interest Income" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.
(5) The percentage in this column represents the amount of "Qualifying Short-Term Capital Gain" as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

Items (A) and (B) are based on the percentage of each Fund's total distribution. Items (C) and (D) are based on the percentage of ordinary income distributions of each Fund.
Item (E) is based on the percentage of gross income of each Fund.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.


--------------------------------------------------------------------------------
SEI Liquid Asset Trust / Annual Report / June 30, 2006                        19

NOTES

SEI LIQUID ASSET TRUST ANNUAL REPORT JUNE 30, 2006




Robert A. Nesher, CHAIRMAN

TRUSTEES

William M. Doran
F. Wendell Gooch
James M. Storey
George J. Sullivan, Jr.
Rosemarie B. Greco
Nina Lesavoy
James M. Williams

OFFICERS

Robert A. Nesher
PRESIDENT AND CHIEF EXECUTIVE OFFICER

Stephen F. Panner
CONTROLLER AND CHIEF FINANCIAL OFFICER

Russell Emery
CHIEF COMPLIANCE OFFICER

Timothy D. Barto
VICE PRESIDENT, SECRETARY

Sofia A. Rosala
VICE PRESIDENT, ASSISTANT SECRETARY

Philip T. Masterson
VICE PRESIDENT, ASSISTANT SECRETARY

James Ndiaye
VICE PRESIDENT, ASSISTANT SECRETARY

Michael T. Pang
VICE PRESIDENT, ASSISTANT SECRETARY

John J. McCue
VICE PRESIDENT

Nicole Welch
ANTI-MONEY LAUNDERING COMPLIANCE OFFICER

INVESTMENT ADVISER

SEI Investments Management Corporation

ADMINISTRATOR

SEI Investments Global Funds Services

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

FOR MORE INFORMATION CALL
1 800 DIAL SEI
(1 800 342 5734)

[LOGO OMITTED]
SEI New ways.
    New answers.(R)

SEI Investments Distribution Co.
Oaks, PA 19456 1.800.DIAL.SEI (1.800.342.5734)





SEI-F-097 (6/06)

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George J. Sullivan, Jr. Mr. Sullivan is an independent trustee as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by KPMG LLP (KPMG) and PricewaterhouseCoopers LLP (PwC) Related to the Trust

KPMG and PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

--------------------- ----------------------------------------------------- -----------------------------------------------------
                                             2006+                                                  2005++
------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
                      All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                      services to the   services to       and services to   services to the   services to       and services to
                      Trust that were   service           service           Trust that were   service           service
                      pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                        were              did not require                     were              did not require
                                        pre-approved      pre-approval                        pre-approved      pre-approval
------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit             $21,800             N/A               N/A             $27,350             N/A               N/A
        Fees(1)

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-              N/A               N/A               N/A               N/A           $34,645 (2)           N/A
        Related
        Fees
------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax Fees            N/A               N/A               N/A               N/A               N/A               N/A


------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All Other           N/A               N/A             $231,000            N/A               N/A               N/A
        Fees

------- ------------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------


        +  KPMG
        ++ PwC

Notes:
   (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
   (2) Includes fees for examination of the design of SEI's Anti Money Laundering Program framework, 404 Readiness Assistance for SEI and agreed upon procedures related to the requirement to perform an independent audit pursuant to Section 352 of the USA PATRIOT Act for SEI Funds I.

(e)(1) All requests or applications for services to be provided by the independent auditor shall be submitted to the Chief Financial Officer ("CFO") of the Funds and must include a detailed description of the services proposed to be rendered. The Fund's CFO will determine whether such services (1) require specific pre-approval, (2) are included within the list of services that have received the general pre-approval of the Audit Committee or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Funds, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

           ------------------------- ----------------- ----------------
                                          2006+            2005++
           ------------------------- ----------------- ----------------
           Audit-Related Fees               0%               0%

           ------------------------- ----------------- ----------------
           Tax Fees                         0%               0%

           ------------------------- ----------------- ----------------
           All Other Fees                   0%               0%

           ------------------------- ----------------- ----------------

           +  KPMG
           ++ PwC

(f)      Not applicable.

(g)(1) The aggregate non-audit fees and services billed by KPMG for the fiscal year 2006 were $231,000. Non-audit fees consist of SAS No. 70 review of fund accounting and administration operations, attestation report in accordance with Rule 17 Ad-13, agreed upon procedures report over certain internal controls related to compliance with federal securities laws and regulations and tax consulting services for various service affiliates of the registrant.

(g)(2) The aggregate non-audit fees and services billed by PwC for the 2005 fiscal year were $0.

(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The audit committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust has a standing Nominating Committee (the "Committee") currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Trust's Board of Trustees (the "Board"). Pursuant to the Committee's Charter, adopted on June 18th 2004, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 SEI Liquid Asset Trust


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             ---------------------------
                                             Robert A. Nesher
                                             President & CEO

Date: August 29, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             ---------------------------
                                             Robert A. Nesher
                                             President & CEO

Date: August 29, 2006

By (Signature and Title)*                    /s/ Stephen F. Panner
                                             ---------------------------
                                             Stephen F. Panner
                                             Controller & CFO

Date: August 29, 2006

* Print the name and title of each signing officer under his or her signature.